Trade Payables - Customer and Third Parties Indemnification - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade payables and receivables [line items]
Indeminites to customers and third parties	R$ 0	R$ 3,501
Ultracargo fire accident in Santos [member]
Disclosure of trade payables and receivables [line items]
Indeminites to customers and third parties		R$ 3,501